SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CAPITALIZED COSTS

Capitalized Costs Relating to Oil and Gas Producing Activities

	As of December 31,
	2023	2022	2021
Proved properties
Mineral interests	$15,084,658	$15,084,658	$15,084,658
Wells, equipment and facilities	13,907,363	13,655,822	8,743,485
Total proved properties	28,992,021	28,740,480	23,828,143

Unproved properties
Mineral interests	1,155,439	1,151,804	1,151,804
Uncompleted wells, equipment and facilities	-	-	-
Total unproved properties	1,155,439	1,151,804	1,151,804

Less accumulated depletion and impairment	(21,880,397)	(21,270,660)	(20,223,663)
Net Capitalized Costs	$8,267,063	$8,621,624	$4,756,284

SCHEDULE OF COSTS INCURRED IN OIL AND GAS PROPERTY EXPLORATION, AND DEVELOPMENT

	Years Ended December 31,
	2023		2022		2021
GWN (Kruh)
Exploration	$		$			$-
Development		251,542		4,912,336		2,916,102
		$251,542		$4,912,336		$2,916,102
CNE (Citarum)
Exploration		$-	$		$
Development		3,635		-		38,309
		$3,635	$			$38,309
GWN (Rangkas)
Exploration		$-		$-	$
Development		-		-		-
		$-		$-		$-
Total Costs Incurred in Oil and Gas Property Exploration, and Development		$255,177		$4,912,336		$2,954,411

SCHEDULE OF RESULTS OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES
	Years Ended December 31,
	2023	2022	2021
Oil and gas revenues	$3,525,454	$4,097,403	$2,452,540
Production costs	(2,943,173)	(2,953,254)	(2,492,476)
Depletion, depreciation, and amortization	(702,217)	(1,139,723)	(810,855)
Result of oil and gas producing operations before income taxes	$(119,936)	$4,426	$(850,791)
Provision for income taxes	-	-	-
Results of oil and gas producing operations	$(119,936)	$4,426	$(850,791)

SCHEDULE OF INDIVIDUAL QUALIFICATIONS OF RESERVES ESTIMATION

The table below shows the individual qualifications of the Company’s internal team that prepares the reserves estimation:

			Total
Reserve	University		professional	Field of professional experience (years)
Estimation Team*	degree major	Degree level	experience (years)	Drilling & Production	Petroleum Engineering	Production Geology	Reserve Estimation
Charlie Wu	Geosciences	Ph.D.	46	12	-	34	23
Frans Watimena	Petroleum Engineering	M.S.	35	20	15		6
Denny Radjawane	Geophysics	M.S.	33	12	-	21	15
Fransiska Sitinjak	Petroleum Engineering	M.S.	20	6	14	-	9
Yudhi Setiawan	Geology	B.S.	21	15	2	4	2
Oni Syahrial	Geology	B.S.	17	2	-	15	9
Juan Chandra	Geology	B.S.	18	2	-	16	10

*	The individuals from the reserves estimation team are member of at least one of the following professional associations: American Association of Petroleum Geologists (AAPG), Indonesian Association of Geophysicist (HAGI), Indonesian Association of Geologists (IAGI), Society of Petroleum Engineers (SPE), Society of Indonesian Petroleum Engineers (IATMI) and Indonesian Petroleum Association (IPA).

SCHEDULE OF PROVED UNDEVELOPED RESERVES WELLS

Following the confirmation of the Kruh Block extension, the Company approved a development plan for a drilling program of 14 Proved Undeveloped Reserves (or PUD) wells, according to the schedule below:

	Unit\Year	2026	2027	2028	2029	Total
Planned PUD wells	Gross well	4	4	4	2	14
Future wells costs (1)	US$	6,000,000	6,000,000	6,000,000	3,000,000	21,000,000
Costs already paid	US$	-	-	-		-
Total gross PUD added	Bbls	750,189	727,140	884,661	447,478	2,809,468
Total net PUD added	Bbls	556,365	539,271	656,094	331,864	2,083,594

(1)	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.

SCHEDULE OF PROVED DEVELOPMENT AND UNDEVELOPED RESERVES

The fiscal 2023 and 2022 proved developed and undeveloped reserves are summarized in the tables below:

	Crude Oil (Bbls) as of December 31,
	2023	Note	2022	Note
Total Proved Developed (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	2,056,407		3,253,617
Revisions of previous estimates	1,165,999	(a)	(1,121,980)	(1)
Improved recovery	(19,131)	(b)	(12,763)	(2)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(58,616)	(c)	(62,467)	(3)
Sale of minerals in place	-		-
End of the period	3,144,659		2,056,407
Net Proved Developed Reserves (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	1,183,615		1,517,841
Revisions of previous estimates	1,206,228	(d)	(290,926)	(4)
Improved recovery	(14,188)	(e)	(7,346)	(5)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(43,472)	(f)	(35,954)	(6)
Sale of minerals in place	-		-
End of the period	2,332,183		1,183,615
Total Proved developed reserves (PDP)
Beginning of the period	371,076		311,211
Revisions of previous estimates	41,862	(g)	5,476	(7)
Improved recovery	(19,131)		(12,763)
Purchase of minerals in place			-
Extensions and discoveries	-	(h)	125,425	(8)
Production	(58,616)	(i)	(58,273)	(9)
Sale of minerals in place			-
End of the period	335,191		371,076
Total Proved undeveloped reserves (PUD)
Beginning of the period	1,685,331		2,942,406
Revisions of previous estimates	1,124,137	(j)	(1,127,456)	(10)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	-	(k)	(125,425)
Production	-	(l)	(4,194)
Sale of minerals in place			-
End of the period	2,809,468		1,685,331
Net Proved developed reserves (PDP)
Beginning of the period	213,582		145,182
Revisions of previous estimates	92,667	(m)	37,095	(11)
Improved recovery	(14,188)		(7,346)
Purchase of minerals in place	-		-
Extensions and discoveries	-	(n)	72,191
Production	(43,472)	(o)	(33,540)	(12)
Sale of minerals in place	-		-
End of the period	248,589		213,582
Net Proved undeveloped reserves (PUD)
Beginning of the period	970,033		1,372,659
Revisions of previous estimates	1,113,561	(p)	(328,021)	(13)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	-	(q)	(72,191)
Production	-	(r)	(2,414)	(14)
Sale of minerals in place	-		-
End of the period	2,083,594		970,033

(a)	The revision of previous estimates in the amount of 1,165,999 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 41,862 bbls (note g) and 2) revision of previous PUD reserves estimate of 1,124,137 bbls (note j).

(b)	The improved recovery amount of -19,131 bbls refers to the amount variation of crude oil production of 58,616 bbls (note i) in 2023 compared to previous estimates of 77,747 bbls (prediction in previous year’s model) for Kruh Block in 2022 as a result of rescheduling of drilling program and reserves revision.

(c)	The production in the amount of 58,616 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 58,616 bbls (note i) and 2) PUD reserves production in the amount of zero bbls (note l) in the Kruh Block.

(d)	The revisions of previous estimates of 1,206,228 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 92,667 bbls (note m), and 2) net PUD reserves revision of previous estimates in the amount of 1,113,561 bbls (note p).

(e)	The Improved recovery in the amount of -14,188 bbls refers to the net share (74.16%) of crude oil production variation of -19,131 bbls (note b) as a result of rescheduling of drilling program.

(f)	The net PDP and PUD production of -43,472 bbls refers to the sum of the net PDP production in the amount of -43,472 bbls (note o) and net PUD production in the amount of zero bbls (note r).

(g)	The revisions of previous estimates in the amount of 41,862 bbls refers to the total gross amount of PDP reserves variation as a result of production and well conditions; and the reserves gain from the additional 5 years production and greater profit split to 2035.

(h)	No new drilling in 2023 resulted in zero extensions and discoveries.

(i)	The PDP production in the amount of -58,616 bbls refers to the gross amount of PDP reserves produced in 2023.

(j)	The revisions of previous estimates in the amount of 1,124,137 bbls refers to the total gross amount of PUD reserves variation from the 1,685,331 bbls in 2022 to 1,191,048 bbls in 2023 during the same period to 2030; and offset by the reserves gain of 1,618,420 bbls from 5 years additional production and greater split.

(k)	No new drilling in 2023 resulted in zero extensions and discoveries.

(l)	The PUD production in the amount of zero bbls refers to no PUD reserves converted to production in 2023.

(m)	The revision of previous estimates of net PDP reserves in the amount of 92,667 bbls refers to the sum of 1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PDP reserves in the amount of 371,076 bbls and 2) net share (74.16%) of revision of previous estimates of total PDP reserves estimates in the amount of 41,862 bbls (note g).

(n)	No new drilling in 2023 resulted in zero extensions and discoveries.

(o)	The net PDP production in the amount of 43,472 bbls refers to the net share (74.16%) of gross amount of 58,616 bbls (note i) PDP reserves produced in 2023.

(p)	The revision of previous estimates of net PUD reserves in the amount of 1,113,561 bbls refers to the sum of (1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PUD reserves in the amount of 1,685,331 bbls, and (2) net share (74.16%) of revision of previous estimates of total PUD reserves estimates in the amount of 1,124,137 bbls (note j).

(q)	No new drilling in 2023 resulted in zero extensions and discoveries.

(r)	The net PUD production in the amount of zero bbls reflects the PUD reserves converted to production in 2023.

(1)	The revision of previous estimates in the amount of -1,121,981 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 5,475bbls (note g) and 2) revision of previous PUD reserves estimate of -1,127,456 bbls (note 10).

(2)	The improved recovery amount of -12,763 bbls refers to the amount variation of crude oil production of 58,273 bbls (note 9) in 2022 compared to previous estimates of 71,036 bbls (prediction in previous year’s model) for Kruh Block in 2021 as a result of rescheduling of drilling program and reserves revision.

(3)	The production in the amount of 62,467 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 58,273 bbls (note 9) and 2) PUD reserves production in the amount of 4,194 bbls in the Kruh Block.

(4)	The revisions of previous estimates of -290,926 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 37,094 bbls (note 11), and 2) net PUD reserves revision of previous estimates in the amount of -328,019 bbls (note 13).

(5)	The Improved recovery in the amount of -7,346 bbls refers to the net share (57.56%) of crude oil production change of -12,763 bbls (note 2) as a result of rescheduling of drilling program.

(6)	The net PDP and PUD production of -35,954 bbls refers to the sum of the net PDP production in the amount of -33,540 bbls (note 12) and net PUD production in the amount of -2,414 bbls (note 14).

(7)	The revisions of previous estimates in the amount of 5,475 bbls refers to the total gross amount of PDP reserves variation as a result of production.

(8)	The extension and discoveries in the amount of 125,425 bbls refers to the gain of PDP reserves from the completion of two new wells, K-27 and K-28.

(9)	The PDP production in the amount of 58,616 bbls refers to the gross amount of PDP reserves produced in 2022.

(10)	The revisions of previous estimates in the amount of -1,127,456 bbls refers to the total gross amount of PUD reserves variation from the 2,942,406 bbls in 2021 to 1,814,950 bbls in 2022 during the same period to 2030.

(11)	The revision of previous estimates of net PDP reserves in the amount of 37,094 bbls refers to the sum of 1) net share difference (57.56%) in 2022 as compared to (46.65%) in 2021) of the beginning total PDP reserves in the amount of 311,211 bbls and 2) net share (57.56%) of revision of previous estimates of total PDP reserves estimates in the amount of 5,475 bbls (note 7).

(12)	The net PDP production in the amount of 33,540 bbls refers to the net share (57.56%) of gross amount of 58,273 bbls (note 9) PDP reserves produced in 2022.

(13)	The revision of previous estimates of net PUD reserves in the amount of -328,019 bbls refers to the sum of 1) net share difference (57.56%) in 2022 as compared to (46.65%) in 2021 of the beginning total PUD reserves in the amount of 2,942,406 bbls, and 2) net share (57.56%) of revision of previous estimates of total PUD reserves estimates in the amount of -1,127,456 bbls (note 10).

(14)	The net PUD production in the amount of 2,414 bbls reflects the net PUD reserves converted to production in 2022.

SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	As of December 31,
	2023	2022
Future cash inflows	$181,000,717	$114,735,610
Future production costs (1)	(99,160,999)	(64,815,304)
Future development costs	(29,867,500)	(29,404,571)
Future income tax expenses	(18,037,976)	(7,591,667)
Future net cash flows	$33,934,242	$12,924,068
10% annual discount for estimated timing of cash flows	(18,318,152)	(4,690,738)
Standardized measure of discounted future net cash flows at the end of the year	$15,616,090	$8,233,330

(1)	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.

SCHEDULE OF AVERAGE PRICES
	Years ended December 31,
	2023	2022	2021
Average crude oil price per Bbl	$77.61	$96.94	$67.02

SCHEDULE OF SOURCES OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS

Principal changes in the aggregate standardized measure of discounted future net cash flows attributable to the Company’s proved crude oil and natural gas reserves at year end are set forth in the table below.

	Year ended December 31,
	2023	2022	2021
Standardized measure of discounted future net cash flows at the beginning of the year	$8,233,330	$7,597,232	$5,579,842
Extensions, discoveries and improved recovery, less related costs	500,000	500,000	500,000
Revisions of previous quantity estimates	40,409,026	(19,526,823)	(14,979,996)
Changes in estimated future development costs	(584,751)	340,200	4,046,951
Purchases (sales) of minerals in place	-	-	-
Net changes in prices and production costs	(6,345,840)	15,310,987	19,129,705)
Accretion of discount	(13,627,414)	23,577	638,201
Sales of oil and gas produced, net of production costs	(2,643,773)	(4,244,775)	(4,328,719)
Development costs incurred during the period	121,822	4,540,497	2,724,238
Change in timing of estimated future production and other	-	-	-
Net change in income taxes	(10,446,308)	3,692,435	(5,712,990)
Standardized measure of discounted future net cash flows at the end of the year	$15,616,090	$8,233,330	$7,597,232